Gains or Losses Recorded as Component of Other Comprehensive Income (Loss) or Other Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Other Comprehensive Income (Loss) [Line Items]
Amount of Gain (loss) recognized in OCI on Derivatives (Effective Portion)	$ (15,893)		$ 39,508		$ 67,562		$ 60,752		$ (5,410)
Amount of Gain (loss) reclassified from OCI into Statement of Income (Effective Portion)	8,279		9,295		54,494		(6,799)		(42,106)
Non designated Hedges, amount of (Gain) Loss recognized in Statement of Income on Derivatives	(4,288)		8,910		16,696		2,921		6,566
Net revenues
Other Comprehensive Income (Loss) [Line Items]
Amount of Gain (loss) reclassified from OCI into Statement of Income (Effective Portion)	(1,474)		3,760		5,858		12,859		13,667
Cost of Revenue
Other Comprehensive Income (Loss) [Line Items]
Amount of Gain (loss) reclassified from OCI into Statement of Income (Effective Portion)	7,270		4,570		37,849		(14,223)		(44,634)
Selling, General and Administrative Expenses
Other Comprehensive Income (Loss) [Line Items]
Amount of Gain (loss) reclassified from OCI into Statement of Income (Effective Portion)	1,934		1,248		10,849		(3,765)		(11,139)
Interest Expense
Other Comprehensive Income (Loss) [Line Items]
Amount of Gain (loss) reclassified from OCI into Statement of Income (Effective Portion)	549		(283)		(62)		(1,670)
Forward Foreign Exchange Contracts
Other Comprehensive Income (Loss) [Line Items]
Amount of Gain (loss) recognized in OCI on Derivatives (Effective Portion)	(18,679)		39,296		66,037		54,664		(5,410)
Forward Foreign Exchange Contracts | Foreign Exchange (Gains) Losses, Net
Other Comprehensive Income (Loss) [Line Items]
Non designated Hedges, amount of (Gain) Loss recognized in Statement of Income on Derivatives	(4,288)	[1]	8,910	[1]	16,696	[2]	2,921	[2]	$ 6,566	[2]
Interest Rate Swaps
Other Comprehensive Income (Loss) [Line Items]
Amount of Gain (loss) recognized in OCI on Derivatives (Effective Portion)	$ 2,786		$ 212		$ 1,525		$ 6,088

[1]	These forward foreign exchange contracts were entered into to hedge fluctuations in foreign exchange rates for recognized balance sheet items such as receivables and intercompany borrowings, and were not originally designated as hedges under FASB guidance on derivatives and hedging. Realized gains (losses) and changes in the fair value of these derivatives are recorded in foreign exchange gains (losses), net in the consolidated statements of income.
[2]	These forward foreign exchange contracts were entered into to hedge fluctuations in foreign exchange rates for recognized balance sheet items, such as receivables and intercompany borrowings, and were not originally designated as hedges under FASB guidance on derivatives and hedging. Realized gains (losses) and changes in the fair value of these derivatives are recorded in foreign exchange gains (losses), net in the consolidated statements of income.